Distribution Date:	09/17/21	Wells Fargo Commercial Mortgage Trust 2016-NXS5
Determination Date:	09/13/21
Next Distribution Date:	10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2016-NXS5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue,2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, N.A.
Additional Information	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			1901 Harrison Street, | Oakland, CA 94612
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	20
			David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue,40th Floor | New York, NY 10016
Delinquency Loan Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	95000CAW3	1.559000%	33,080,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95000CAX1	2.711000%	121,907,000.00	809,156.96	3,164.97	1,828.02	0.00	0.00	4,992.99	805,991.99	36.65%	30.00%
A-3	95000CAY9	3.538000%	35,827,000.00	35,827,000.00	0.00	105,629.94	0.00	0.00	105,629.94	35,827,000.00	36.65%	30.00%
A-4	95000CAZ6	3.370000%	65,000,000.00	65,000,000.00	0.00	182,541.67	0.00	0.00	182,541.67	65,000,000.00	36.65%	30.00%
A-5	95000CBA0	3.372000%	85,000,000.00	85,000,000.00	0.00	238,850.00	0.00	0.00	238,850.00	85,000,000.00	36.65%	30.00%
A-6	95000CBB8	3.635000%	164,769,000.00	164,769,000.00	0.00	499,112.76	0.00	0.00	499,112.76	164,769,000.00	36.65%	30.00%
A-6FL	95000CBK8	1.642750%	50,000,000.00	50,000,000.00	0.00	70,729.51	0.00	0.00	70,729.51	50,000,000.00	36.65%	30.00%
A-6FX	95000CBM4	3.635000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95000CBC6	3.382000%	57,007,000.00	50,600,413.82	896,578.35	142,608.83	0.00	0.00	1,039,187.18	49,703,835.47	36.65%	30.00%
A-S	95000CBD4	3.988000%	50,320,000.00	50,320,000.00	0.00	167,230.13	0.00	0.00	167,230.13	50,320,000.00	29.59%	24.25%
B	95000CBG7	5.117796%	52,508,000.00	52,508,000.00	0.00	223,937.68	0.00	0.00	223,937.68	52,508,000.00	22.21%	18.25%
C	95000CBH5	5.150796%	39,381,000.00	39,381,000.00	0.00	169,036.23	0.00	0.00	169,036.23	39,381,000.00	16.68%	13.75%
D	95000CBJ1	5.150796%	26,254,000.00	26,254,000.00	0.00	112,690.82	0.00	0.00	112,690.82	26,254,000.00	13.00%	10.75%
E	95000CAJ2	5.150796%	20,784,000.00	20,784,000.00	0.00	89,211.78	0.00	0.00	89,211.78	20,784,000.00	10.08%	8.38%
F	95000CAL7	2.874000%	22,185,000.00	22,185,000.00	0.00	53,133.07	0.00	0.00	53,133.07	22,185,000.00	6.96%	5.84%
G	95000CAN3	2.874000%	9,539,000.00	9,539,000.00	0.00	19,243.80	0.00	0.00	19,243.80	9,539,000.00	5.62%	4.75%
H	95000CAQ6	2.874000%	41,568,836.00	40,032,255.93	0.00	0.00	0.00	0.00	0.00	40,032,255.93	0.00%	0.00%
V	95000CAS2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	95000CAU7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			875,129,838.01	713,008,826.71	899,743.32	2,075,784.24	0.00	0.00	2,975,527.56	712,109,083.39

Notional Certificates
X-A	95000CBE2	1.593120%	662,910,000.00	502,325,570.78	0.00	666,887.26	0.00	0.00	666,887.26	501,425,827.46
X-B	95000CBF9	0.033000%	52,508,000.00	52,508,000.00	0.00	1,443.97	0.00	0.00	1,443.97	52,508,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-F	95000CAC7	2.276796%	22,185,000.00	22,185,000.00	0.00	42,092.26	0.00	0.00	42,092.26	22,185,000.00
X-G	95000CAE3	2.276796%	9,539,000.00	9,539,000.00	0.00	18,098.63	0.00	0.00	18,098.63	9,539,000.00
X-H	95000CAG8	2.276796%	41,568,836.00	40,032,255.93	0.00	75,954.39	0.00	0.00	75,954.39	40,032,255.93
Notional SubTotal			788,710,836.00	626,589,826.71	0.00	804,476.51	0.00	0.00	804,476.51	625,690,083.39

Deal Distribution Total					899,743.32	2,880,260.75	0.00	0.00	3,780,004.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95000CAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95000CAX1	6.63749383	0.02596217	0.01499520	0.00000000	0.00000000	0.00000000	0.00000000	0.04095737	6.61153166
A-3	95000CAY9	1,000.00000000	0.00000000	2.94833338	0.00000000	0.00000000	0.00000000	0.00000000	2.94833338	1,000.00000000
A-4	95000CAZ6	1,000.00000000	0.00000000	2.80833338	0.00000000	0.00000000	0.00000000	0.00000000	2.80833338	1,000.00000000
A-5	95000CBA0	1,000.00000000	0.00000000	2.81000000	0.00000000	0.00000000	0.00000000	0.00000000	2.81000000	1,000.00000000
A-6	95000CBB8	1,000.00000000	0.00000000	3.02916665	0.00000000	0.00000000	0.00000000	0.00000000	3.02916665	1,000.00000000
A-6FL	95000CBK8	1,000.00000000	0.00000000	1.41459020	0.00000000	0.00000000	0.00000000	0.00000000	1.41459020	1,000.00000000
A-6FX	95000CBM4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95000CBC6	887.61755258	15.72751329	2.50160208	0.00000000	0.00000000	0.00000000	0.00000000	18.22911537	871.89003929
A-S	95000CBD4	1,000.00000000	0.00000000	3.32333327	0.00000000	0.00000000	0.00000000	0.00000000	3.32333327	1,000.00000000
B	95000CBG7	1,000.00000000	0.00000000	4.26482974	0.00000000	0.00000000	0.00000000	0.00000000	4.26482974	1,000.00000000
C	95000CBH5	1,000.00000000	0.00000000	4.29232955	0.00000000	0.00000000	0.00000000	0.00000000	4.29232955	1,000.00000000
D	95000CBJ1	1,000.00000000	0.00000000	4.29232955	0.00000000	0.00000000	0.00000000	0.00000000	4.29232955	1,000.00000000
E	95000CAJ2	1,000.00000000	0.00000000	4.29232968	0.00000000	0.00000000	0.00000000	0.00000000	4.29232968	1,000.00000000
F	95000CAL7	1,000.00000000	0.00000000	2.39499977	0.00000000	0.00000000	0.00000000	0.00000000	2.39499977	1,000.00000000
G	95000CAN3	1,000.00000000	0.00000000	2.01738128	0.37761925	0.75693679	0.00000000	0.00000000	2.01738128	1,000.00000000
H	95000CAQ6	963.03528754	0.00000000	0.00000000	2.30646944	46.20422232	0.00000000	0.00000000	0.00000000	963.03528754
V	95000CAS2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	95000CAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95000CBE2	757.75832433	0.00000000	1.00599970	0.00000000	0.00000000	0.00000000	0.00000000	1.00599970	756.40106117
X-B	95000CBF9	1,000.00000000	0.00000000	0.02750000	0.00000000	0.00000000	0.00000000	0.00000000	0.02750000	1,000.00000000
X-F	95000CAC7	1,000.00000000	0.00000000	1.89732973	0.00000000	0.00000000	0.00000000	0.00000000	1.89732973	1,000.00000000
X-G	95000CAE3	1,000.00000000	0.00000000	1.89732991	0.00000000	0.00000000	0.00000000	0.00000000	1.89732991	1,000.00000000
X-H	95000CAG8	963.03528754	0.00000000	1.82719550	0.00000000	0.00000000	0.00000000	0.00000000	1.82719550	963.03528754

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/21 - 08/30/21	30	0.00	1,828.02	0.00	1,828.02	0.00	0.00	0.00	1,828.02	0.00
A-3	08/01/21 - 08/30/21	30	0.00	105,629.94	0.00	105,629.94	0.00	0.00	0.00	105,629.94	0.00
A-4	08/01/21 - 08/30/21	30	0.00	182,541.67	0.00	182,541.67	0.00	0.00	0.00	182,541.67	0.00
A-5	08/01/21 - 08/30/21	30	0.00	238,850.00	0.00	238,850.00	0.00	0.00	0.00	238,850.00	0.00
A-6	08/01/21 - 08/30/21	30	0.00	499,112.76	0.00	499,112.76	0.00	0.00	0.00	499,112.76	0.00
A-6FL	08/17/21 - 09/16/21	31	0.00	70,729.51	0.00	70,729.51	0.00	0.00	0.00	70,729.51	0.00
A-6FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	142,608.83	0.00	142,608.83	0.00	0.00	0.00	142,608.83	0.00
X-A	08/01/21 - 08/30/21	30	0.00	666,887.26	0.00	666,887.26	0.00	0.00	0.00	666,887.26	0.00
X-B	08/01/21 - 08/30/21	30	0.00	1,443.97	0.00	1,443.97	0.00	0.00	0.00	1,443.97	0.00
X-F	08/01/21 - 08/30/21	30	0.00	42,092.26	0.00	42,092.26	0.00	0.00	0.00	42,092.26	0.00
X-G	08/01/21 - 08/30/21	30	0.00	18,098.63	0.00	18,098.63	0.00	0.00	0.00	18,098.63	0.00
X-H	08/01/21 - 08/30/21	30	0.00	75,954.39	0.00	75,954.39	0.00	0.00	0.00	75,954.39	0.00
A-S	08/01/21 - 08/30/21	30	0.00	167,230.13	0.00	167,230.13	0.00	0.00	0.00	167,230.13	0.00
B	08/01/21 - 08/30/21	30	0.00	223,937.68	0.00	223,937.68	0.00	0.00	0.00	223,937.68	0.00
C	08/01/21 - 08/30/21	30	0.00	169,036.23	0.00	169,036.23	0.00	0.00	0.00	169,036.23	0.00
D	08/01/21 - 08/30/21	30	0.00	112,690.82	0.00	112,690.82	0.00	0.00	0.00	112,690.82	0.00
E	08/01/21 - 08/30/21	30	0.00	89,211.78	0.00	89,211.78	0.00	0.00	0.00	89,211.78	0.00
F	08/01/21 - 08/30/21	30	0.00	53,133.07	0.00	53,133.07	0.00	0.00	0.00	53,133.07	0.00
G	08/01/21 - 08/30/21	30	3,609.67	22,845.90	0.00	22,845.90	3,602.11	0.00	0.00	19,243.80	7,220.42
H	08/01/21 - 08/30/21	30	1,820,418.58	95,877.25	0.00	95,877.25	95,877.25	0.00	0.00	0.00	1,920,655.74
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,824,028.25	2,979,740.10	0.00	2,979,740.10	99,479.36	0.00	0.00	2,880,260.75	1,927,876.16

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 30

Additional Information

Total Available Distribution Amount (1)	3,780,004.07
Benchmark: 1-Month LIBOR
Current Period %	0.092750
Next Period %	0.084130
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,069,783.72	Master Servicing Fee	3,439.55
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,026.46
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	306.99
ARD Interest	0.00	Operating Advisor Fee	1,153.73
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	178.05
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,069,783.72	Total Fees	9,314.79

Principal		Expenses/Reimbursements
Scheduled Principal	899,743.32	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	77,207.17
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,272.19
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	899,743.32	Total Expenses/Reimbursements	99,479.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,880,260.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	899,743.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	80,728.82
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,860,732.89
Total Funds Collected	3,969,527.04	Total Funds Distributed	3,969,527.04

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	713,008,826.71	713,008,826.71	Beginning Certificate Balance	713,008,826.71
(-) Scheduled Principal Collections	899,743.32	899,743.32	(-) Principal Distributions	899,743.32
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	712,109,083.39	712,109,083.39	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	713,946,206.94	713,946,206.94	Ending Certificate Balance	712,109,083.39
Ending Actual Collateral Balance	713,126,018.75	713,126,018.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.15
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP
2,000,000 or less	2	2,886,332.00	0.41%	51	5.7830	1.184547	1.20 or less	15	208,792,020.46	29.32%	50	5.1791	0.826512
2,000,001 to 3,000,000	3	7,329,161.85	1.03%	52	4.7943	3.067064	1.21 to 1.30	6	80,559,396.11	11.31%	52	5.1349	1.256601
3,000,001 to 4,000,000	6	20,570,818.23	2.89%	51	5.1930	2.858425	1.31 to 1.40	6	47,736,768.15	6.70%	52	4.9434	1.329884
4,000,001 to 5,000,000	5	21,561,017.11	3.03%	52	5.1427	2.690686	1.41 to 1.50	2	57,631,591.16	8.09%	52	5.2062	1.456673
5,000,001 to 6,000,000	6	33,492,514.01	4.70%	52	5.1086	1.022441	1.51 to 1.60	3	48,997,598.97	6.88%	35	4.9898	1.569330
6,000,001 to 7,000,000	5	32,438,911.37	4.56%	52	5.0104	1.153028	1.61 to 1.70	5	38,859,763.16	5.46%	52	5.0024	1.642081
7,000,001 to 8,000,000	1	7,007,313.48	0.98%	51	5.0180	1.297000	1.71 to 1.80	2	77,481,826.29	10.88%	52	4.4457	1.715456
8,000,001 to 10,000,000	6	51,970,975.27	7.30%	51	5.0293	1.528634	1.81 to 1.90	1	10,519,537.31	1.48%	50	5.0500	1.878100
10,000,001 to 15,000,000	6	77,960,476.95	10.95%	46	4.9791	1.273294	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	4	65,796,318.53	9.24%	52	5.2188	1.637125	2.01 to 2.25	1	45,000,000.00	6.32%	52	4.7500	2.156200
20,000,001 to 30,000,000	7	163,635,662.50	22.98%	47	5.0735	1.116670	2.26 to 2.50	4	31,302,563.07	4.40%	52	5.2489	2.315424
30,000,001 to 50,000,000	3	131,353,211.24	18.45%	52	5.0341	1.605277	2.51 to 2.75	2	17,599,043.84	2.47%	52	4.7007	2.626259
50,000,001 or greater	1	75,000,000.00	10.53%	52	4.4300	1.714700	2.76 or greater	8	26,522,604.02	3.72%	52	4.7764	3.835358
Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	5	21,106,370.85	2.96%	51	4.9907	NAP	Utah	1	21,428,573.00	3.01%	52	4.7910	0.941500
Alabama	2	25,447,355.33	3.57%	20	5.0357	1.589344	Virginia	1	1,528,672.48	0.21%	52	5.0900	1.637900
Arkansas	2	11,416,775.04	1.60%	52	5.1910	1.451300	Washington	3	28,003,246.74	3.93%	34	5.2244	0.678561
California	10	82,478,955.92	11.58%	52	4.7267	2.716596	Washington, DC	2	52,303,821.69	7.34%	52	4.9543	1.167944
Connecticut	1	3,494,885.60	0.49%	53	5.1500	1.157200	Wisconsin	3	15,453,665.06	2.17%	52	5.1658	0.835133
Florida	2	6,078,684.66	0.85%	52	5.2328	1.551404	Totals	111	712,109,083.39	100.00%	50	4.9997	1.491627
Georgia	1	3,493,859.79	0.49%	52	4.8200	2.887200
									Property Type³
Idaho	5	26,577,600.97	3.73%	53	5.6918	0.499362
Illinois	29	145,631,894.83	20.45%	52	4.7662	1.594549		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	2	7,007,313.48	0.98%	51	5.0180	1.297000		Properties	Balance	Agg. Bal.			DSCR¹
Louisiana	1	2,724,110.85	0.38%	53	5.1500	1.157200	Defeased	5	21,106,370.85	2.96%	51	4.9907	NAP
Maryland	3	9,766,674.33	1.37%	53	5.1500	1.157200	Industrial	26	81,505,586.64	11.45%	51	5.0738	1.524384
Massachusetts	2	29,172,344.02	4.10%	51	4.8873	1.491984	Lodging	18	114,217,097.09	16.04%	52	5.3856	1.056641
Mississippi	3	5,380,624.18	0.76%	51	5.3010	0.031200	Mixed Use	3	30,637,699.18	4.30%	51	5.0206	1.405307
Nevada	1	6,407,475.10	0.90%	51	5.0200	1.366100	Multi-Family	9	67,227,789.38	9.44%	45	4.9494	1.209284
New Jersey	2	8,367,664.83	1.18%	53	5.1500	1.157200	Office	6	142,823,780.75	20.06%	46	4.6957	1.522320
New York	4	58,833,042.22	8.26%	52	5.3132	1.141475	Retail	35	219,856,114.40	30.87%	52	5.0286	1.514210
North Carolina	3	13,081,459.31	1.84%	52	5.3226	2.172387	Self Storage	9	34,734,645.10	4.88%	52	4.7077	3.237302
Ohio	2	9,311,094.59	1.31%	50	5.0500	1.878100	Totals	111	712,109,083.39	100.00%	50	4.9997	1.491627
Oklahoma	1	2,903,606.24	0.41%	53	5.1500	1.157200
Oregon	2	8,015,701.68	1.13%	50	6.0500	1.202262
Pennsylvania	5	28,653,695.20	4.02%	52	5.1335	1.534930
South Carolina	5	24,221,903.28	3.40%	52	5.0402	1.358889
Tennessee	1	2,535,564.62	0.36%	51	4.9000	1.112100
Texas	7	51,282,447.51	7.20%	53	4.8718	1.458891

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP
	4.250% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	75,000,000.00	10.53%	52	4.4300	1.714700	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	11	94,504,511.66	13.27%	52	4.7272	2.561351	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	14	179,914,260.75	25.26%	52	4.8985	1.281311	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	17	257,162,437.75	36.11%	47	5.1393	1.366108	49 months or greater	55	691,002,712.54	97.04%	50	4.9999	1.493574
	5.251% to 5.500%	6	40,972,897.90	5.75%	52	5.3805	1.306612	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627
	5.501% to 5.750%	2	25,271,099.98	3.55%	53	5.6517	0.605240
	5.751% to 6.000%	1	1,415,193.56	0.20%	52	5.8900	1.084800
	6.001% or greater	3	16,762,310.94	2.35%	50	6.0500	0.548725
	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP
	59 months or less	55	691,002,712.54	97.04%	50	4.9999	1.493574	Interest Only	5	145,461,801.39	20.43%	52	4.6595	1.974872
	60 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	311 months or less	50	545,540,911.15	76.61%	50	5.0907	1.365241
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	21,106,370.85	2.96%	51	4.9907	NAP				None
Underwriter's Information		1	8,397,327.68	1.18%	51	4.9300	1.320000
	12 months or less	52	658,729,648.08	92.50%	50	4.9900	1.502534
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	23,875,736.78	3.35%	52	5.2996	1.307397
	Totals	59	712,109,083.39	100.00%	50	4.9997	1.491627
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 13 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
2	310930237	OF	Chicago	IL	Actual/360	4.43025%	286,104.17	0.00	0.00	N/A	01/11/26	--	75,000,000.00	75,000,000.00	09/11/21
3	310932464	Various Various		Various	Actual/360	5.21025%	207,609.77	60,657.88	0.00	N/A	01/11/26	--	46,275,474.00	46,214,816.12	09/11/21
4	310929024	RT	Various	Various	Actual/360	5.15025%	178,415.28	93,048.12	0.00	N/A	02/11/26	--	40,231,443.24	40,138,395.12	09/11/21
5	310931130	RT	Torrance	CA	Actual/360	4.75025%	184,062.50	0.00	0.00	N/A	01/11/26	--	45,000,000.00	45,000,000.00	09/11/21
7	301741131	LO	Boise	ID	Actual/360	5.65025%	116,043.69	51,439.55	0.00	N/A	02/06/26	--	23,851,401.09	23,799,961.54	09/06/21
8	305550008	OF	Washington	DC	Actual/360	4.91025%	112,487.78	29,909.92	0.00	N/A	02/05/26	--	26,605,085.78	26,575,175.86	09/05/21
9	305550009	MU	Washington	DC	Actual/360	5.00025%	110,899.57	28,674.05	0.00	N/A	12/05/25	--	25,757,319.88	25,728,645.83	09/05/21
10	301741123	LO	Plainview	NY	Actual/360	5.24425%	100,963.64	40,106.55	0.00	N/A	01/06/26	--	22,358,523.89	22,318,417.34	09/06/21
11	610931940	RT	St George	UT	Actual/360	4.79125%	88,550.88	35,272.82	0.00	N/A	01/11/26	--	21,463,845.82	21,428,573.00	07/11/21
12	310932832	OF	Birmingham	AL	Actual/360	5.03025%	99,773.83	25,194.50	0.00	N/A	02/11/23	--	23,035,067.09	23,009,872.59	09/11/21
13	310931552	IN	Westfield	MA	Actual/360	4.87025%	87,222.35	23,847.65	0.00	N/A	12/11/25	--	20,798,863.99	20,775,016.34	09/11/21
14	305550014	RT	Various	PA	Actual/360	5.09025%	74,697.98	26,515.21	0.00	N/A	01/05/26	--	17,042,444.86	17,015,929.65	09/05/21
15	305550015	RT	Various	Various	Actual/360	5.09025%	69,144.64	24,543.98	0.00	N/A	01/05/26	--	15,775,443.11	15,750,899.13	09/05/21
16	305550016	RT	New York	NY	Actual/360	5.43825%	79,427.40	0.00	0.00	N/A	01/05/26	--	16,961,801.39	16,961,801.39	06/05/19
17	301741124	RT	East Greenbush	NY	Actual/360	5.25025%	72,712.54	16,192.26	0.00	N/A	01/06/26	--	16,083,880.62	16,067,688.36	09/06/21
18	301741126	MF	Houston	TX	Actual/360	4.87225%	61,529.22	20,469.83	0.00	N/A	02/06/26	--	14,666,110.82	14,645,640.99	09/06/21
19	301741129	MF	Seattle	WA	Actual/360	5.05025%	59,617.37	21,364.86	0.00	N/A	02/06/23	--	13,709,519.70	13,688,154.84	09/06/21
20	310931444	RT	Various	Various	Actual/360	4.90025%	60,702.49	18,810.99	0.00	N/A	12/11/25	--	14,386,371.15	14,367,560.16	08/11/21
21	301741125	MF	Houston	TX	Actual/360	4.87225%	55,971.74	18,620.95	0.00	N/A	02/06/26	--	13,341,429.56	13,322,808.61	09/06/21
22	305550022	RT	Jonesboro	AR	Actual/360	5.19125%	51,111.34	17,458.04	0.00	N/A	01/05/26	--	11,434,233.08	11,416,775.04	09/05/21
23	301741106	IN	Various	Various	Actual/360	5.05025%	45,855.11	25,233.22	0.00	N/A	11/06/25	--	10,544,770.53	10,519,537.31	09/06/21
24	410932578	SS	Palm Desert	CA	Actual/360	4.73025%	36,780.27	15,003.76	0.00	N/A	01/01/26	--	9,030,141.20	9,015,137.44	09/01/21
25	305550025	LO	Various	Various	Actual/360	6.05025%	45,662.96	18,341.27	0.00	N/A	11/05/25	--	8,764,950.53	8,746,609.26	01/05/20
26	310931338	OF	Yakima	WA	Actual/360	4.92025%	35,445.44	20,228.66	0.00	N/A	12/11/25	--	8,366,350.73	8,346,122.07	09/11/21
27	310931965	LO	Salinas	CA	Actual/360	4.67025%	34,577.62	14,521.82	0.00	N/A	12/11/25	--	8,598,428.22	8,583,906.40	09/11/21
28	410932754	SS	Santa Rosa	CA	Actual/360	4.87025%	39,086.82	10,630.23	0.00	N/A	10/11/25	--	9,320,563.74	9,309,933.51	09/11/21
29	301741128	MF	Houston	TX	Actual/360	4.87225%	37,314.50	12,413.96	0.00	N/A	02/06/26	--	8,894,286.38	8,881,872.42	09/06/21
30	310929355	IN	Worcester	MA	Actual/360	4.93025%	35,706.53	13,554.50	0.00	N/A	12/11/25	--	8,410,882.18	8,397,327.68	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
31	310931428	RT	Milan	IL	Actual/360	4.96025%	29,577.32	11,035.53	0.00	01/11/26	01/11/36	--	6,924,970.92	6,913,935.39	09/11/21
32	305550032	OF	Duluth	GA	Actual/360	5.30225%	28,281.96	12,930.86	0.00	N/A	01/05/26	--	6,194,561.21	6,181,630.35	09/05/21
33	305550033	RT	Various	IN	Actual/360	5.01825%	30,317.67	8,950.65	0.00	N/A	12/05/25	--	7,016,264.13	7,007,313.48	09/05/21
34	305550034	LO	Milwaukee	WI	Actual/360	5.13025%	28,930.07	10,172.57	0.00	N/A	12/05/25	--	6,548,968.37	6,538,795.80	09/05/21
35	301741121	LO	Wes t Bend	WI	Actual/360	5.18525%	28,586.41	9,786.51	0.00	N/A	01/06/26	--	6,402,531.43	6,392,744.92	09/06/21
37	410932653	MF	Clute	TX	Actual/360	4.75025%	25,344.25	10,258.18	0.00	N/A	01/11/26	--	6,196,218.34	6,185,960.16	09/11/21
38	305550038	OF	Las Vegas	NV	Actual/360	5.02025%	27,733.46	8,181.02	0.00	N/A	12/05/25	--	6,415,656.12	6,407,475.10	09/05/21
39	305550039	LO	Rochelle	IL	Actual/360	5.04425%	25,999.13	9,446.94	0.00	N/A	12/05/25	--	5,985,831.97	5,976,385.03	09/05/21
40	305550040	LO	Charlotte	NC	Actual/360	5.29025%	25,261.10	12,664.39	0.00	N/A	01/05/26	--	5,545,457.80	5,532,793.41	09/05/21
41	410932542	SS	Chicago	IL	Actual/360	4.71025%	23,718.80	8,474.02	0.00	N/A	01/11/26	--	5,848,069.60	5,839,595.58	09/11/21
42	305550042	LO	York	PA	Actual/360	5.06025%	24,222.47	8,747.70	0.00	N/A	12/05/25	--	5,559,153.47	5,550,405.77	01/05/21
43	305550043	Various Jackson		MS	Actual/360	5.30125%	24,599.75	8,444.57	0.00	N/A	12/05/25	--	5,389,068.75	5,380,624.18	02/05/20
44	305550044	LO	Greenville	SC	Actual/360	5.29025%	23,799.33	11,852.07	0.00	N/A	02/05/26	--	5,224,562.11	5,212,710.04	09/05/21
46	301741127	MF	Pasadena	TX	Actual/360	4.96225%	19,497.47	7,227.61	0.00	N/A	02/06/26	--	4,563,123.93	4,555,896.32	09/06/21
47	305550047	LO	Winston Salem	NC	Actual/360	5.43025%	20,619.07	9,876.64	0.00	N/A	01/05/26	--	4,409,710.39	4,399,833.75	09/05/21
48	305550048	LO	Warrenton	OR	Actual/360	6.05025%	21,432.57	8,669.73	0.00	N/A	11/05/25	--	4,113,956.77	4,105,287.04	08/05/19
49	301741122	MF	Houston	TX	Actual/360	4.70025%	17,483.93	5,854.77	0.00	N/A	01/06/26	--	4,319,983.23	4,314,128.46	09/06/21
50	410928705	SS	Grass Valley	CA	Actual/360	4.59025%	17,391.00	0.00	0.00	N/A	01/11/26	--	4,400,000.00	4,400,000.00	09/11/21
51	305550051	LO	The Dalles	OR	Actual/360	6.05025%	20,414.66	8,155.50	0.00	N/A	11/05/25	--	3,918,570.14	3,910,414.64	09/05/21
52	410932902	SS	Various	CA	Actual/360	4.72025%	16,664.22	0.00	0.00	N/A	01/11/26	--	4,100,000.00	4,100,000.00	09/11/21
53	410932759	MU	Hiram	GA	Actual/360	4.82025%	14,525.20	5,720.98	0.00	N/A	01/11/26	--	3,499,580.77	3,493,859.79	09/11/21
54	410932580	SS	Sacramento	CA	Actual/360	4.73025%	14,231.56	5,805.48	0.00	N/A	01/01/26	--	3,494,074.44	3,488,268.96	09/01/21
55	305550055	OF	Rensselaer	NY	Actual/360	5.44025%	16,349.73	5,083.42	0.00	N/A	01/05/26	--	3,490,218.55	3,485,135.13	09/05/21
56	305550056	LO	Hickory	NC	Actual/360	5.23025%	14,214.07	7,316.39	0.00	N/A	12/05/25	--	3,156,148.54	3,148,832.15	09/05/21
58	410932588	SS	Moreno Valley	CA	Actual/360	4.73025%	12,420.27	5,066.60	0.00	N/A	01/01/26	--	3,049,374.16	3,044,307.56	09/01/21
59	410921162	SS	Fresno	CA	Actual/360	4.73025%	10,997.12	4,486.04	0.00	N/A	01/01/26	--	2,699,967.20	2,695,481.16	09/01/21
60	410932796	RT	Portland	TX	Actual/360	4.92025%	10,531.58	3,990.46	0.00	N/A	01/11/26	--	2,485,816.75	2,481,826.29	09/11/21
61	410921160	SS	Fresno	CA	Actual/360	4.73025%	8,779.21	3,581.30	0.00	N/A	01/01/26	--	2,155,435.70	2,151,854.40	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
62	305550062	MF	Tallahassee	FL	Actual/360	5.68025%	7,205.58	2,060.56	0.00	N/A	12/05/25	--	1,473,199.00	1,471,138.44	09/05/21
63	305550063	MU	Paoli	PA	Actual/360	5.89025%	7,187.37	1,889.68	0.00	N/A	01/05/26	--	1,417,083.24	1,415,193.56	09/05/21
64	305550064	SS	Port Charlotte	FL	Actual/360	5.34025%	5,989.96	1,958.57	0.00	N/A	11/05/25	--	1,302,637.10	1,300,678.53	09/05/21
Totals							3,069,783.72	899,743.32	0.00				713,008,826.71	712,109,083.39
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	10,198,361.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,165,000.80	2,569,254.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,812,258.52	1,906,776.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,033,346.00	3,550,742.77	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,541,147.40	1,383,909.43	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,654,127.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,682,707.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,590,537.11	1,664,641.28	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,061,611.31	394,425.25	01/01/21	03/31/21	03/11/21	0.00	0.00	123,228.74	247,462.42	0.00	0.00
12	2,705,743.98	1,254,760.23	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,134,267.72	555,279.41	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,962,826.48	770,019.31	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,841,148.85	1,142,644.71	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,185,657.00	608,571.00	01/01/18	06/30/18	08/11/21	12,209,354.84	818,390.58	22,128.90	1,327,420.64	86,407.85	0.00
17	1,172,148.78	564,106.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,361,105.67	696,004.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,332,958.54	439,794.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,171,561.20	581,354.98	01/01/21	06/30/21	--	0.00	0.00	79,451.54	79,451.54	0.00	0.00
21	1,280,306.30	592,465.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,523,788.14	327,947.68	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,711,379.73	434,905.32	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,439,165.27	417,852.96	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	792,052.00	47,936.25	01/01/21	03/31/21	08/11/21	0.00	17,650.15	63,912.22	1,272,022.68	142,483.48	0.00
26	863,969.29	421,158.09	10/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,526,090.24	1,689,006.54	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,047,490.62	526,430.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
31	0.00	508,610.00	01/01/16	09/30/16	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	544,280.66	341,599.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	149,151.00	247,115.94	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	288,228.18	531,636.58	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	584,628.30	790,631.06	04/01/20	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	601,079.46	160,249.19	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	816,588.06	522,399.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	403,041.03	673,898.20	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	530,947.33	261,970.38	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	(20,574.70)	01/01/21	03/31/21	06/11/21	1,191,474.92	20,578.26	27,725.43	242,994.41	130,143.73	0.00
43	0.00	19,339.00	01/01/21	03/31/21	08/11/21	2,367,203.44	244,467.01	22,192.25	433,826.16	294,264.94	0.00
44	580,502.03	727,275.49	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	597,185.65	602,737.86	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	598,737.94	926,660.19	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	448,733.00	26,957.75	01/01/21	03/31/21	08/11/21	788,568.57	81,779.00	25,954.29	683,860.59	52,853.20	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	860,892.00	473,123.05	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	626,395.40	876,346.82	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	834,554.96	470,295.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	649,747.79	357,206.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	813,696.76	219,872.57	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	468,303.86	235,936.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	808,982.90	998,372.57	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	662,821.16	184,430.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	659,936.79	173,243.03	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	323,944.00	243,021.70	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	548,497.03	144,487.67	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
62	165,756.64	74,043.35	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	149,516.92	65,056.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	69,506,906.52	33,375,930.89				16,556,601.77	1,182,865.00	364,593.37	4,287,038.44	706,153.20	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	1	21,428,573.00	0	0.00	5	40,744,727.64	1	5,380,624.18	0	0.00	0	0.00	0	0.00	0	0.00	4.999667%	4.962669%	50
08/17/21	0	0.00	0	0.00	5	40,788,930.91	1	5,389,068.75	0	0.00	0	0.00	0	0.00	0	0.00	4.999812%	4.962813%	51
07/16/21	1	21,498,973.71	0	0.00	5	40,832,917.87	1	5,397,474.95	0	0.00	0	0.00	0	0.00	0	0.00	4.999956%	4.962957%	52
06/17/21	0	0.00	1	21,536,811.69	5	40,880,425.10	1	5,406,635.46	0	0.00	0	0.00	0	0.00	0	0.00	5.000105%	4.963104%	53
05/17/21	0	0.00	1	21,571,639.79	5	40,923,964.43	1	5,414,961.83	0	0.00	0	0.00	0	0.00	0	0.00	5.000241%	4.963239%	54
04/16/21	0	0.00	1	5,595,323.23	5	56,984,906.09	1	5,424,045.43	0	0.00	0	0.00	0	0.00	0	0.00	5.000387%	4.963384%	55
03/17/21	1	5,603,876.07	0	0.00	5	57,053,980.00	1	5,432,292.69	0	0.00	0	0.00	0	0.00	0	0.00	5.000522%	4.963517%	56
02/18/21	0	0.00	2	27,301,480.32	4	35,453,568.07	1	5,442,895.95	1	0.00	0	0.00	0	0.00	1	4,788,583.43	5.000687%	4.963681%	57
01/15/21	1	5,623,217.64	1	21,720,943.38	4	35,487,719.82	1	5,451,057.56	1	6,338,022.39	0	0.00	0	0.00	0	0.00	5.000203%	4.961205%	58
12/17/20	0	0.00	2	27,386,664.41	5	41,872,526.70	1	5,459,182.08	1	6,350,826.92	0	0.00	0	0.00	0	0.00	5.000337%	4.961334%	59
11/18/20	1	5,640,834.11	1	21,791,834.75	5	41,922,950.45	1	5,468,071.20	1	6,364,445.21	0	0.00	0	0.00	1	3,274,176.70	5.006729%	4.967901%	59
10/19/20	1	21,825,615.06	1	5,649,189.51	5	41,971,338.87	1	5,476,118.41	1	6,377,138.04	0	0.00	0	0.00	0	0.00	5.010353%	4.971624%	60
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	610931940	07/11/21	1	1	123,228.74	247,462.42	3,631.50	21,498,973.71	05/14/20	1
16	305550016	06/05/19	26	6	22,128.90	1,327,420.64	110,256.02	17,000,000.00	10/04/18	2
20	310931444	08/11/21	0	A	79,451.54	79,451.54	0.00	14,386,371.15
25	305550025	01/05/20	19	6	63,912.22	1,272,022.68	725,197.35	9,124,003.72	12/14/18	2	10/15/20
42	305550042	01/05/21	7	6	27,725.43	242,994.41	137,343.73	5,623,217.64	06/18/20	13
43	305550043	02/05/20	18	6	22,192.25	433,826.16	539,592.77	5,594,490.34	10/18/18	98		03/07/19
48	305550048	08/05/19	24	6	25,954.29	683,860.59	148,020.10	4,330,739.60	11/30/18	2	08/13/21
Totals					364,593.37	4,287,038.44	1,664,041.47	77,557,796.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		36,698,027	36,698,027	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		668,497,121	606,323,820	56,792,676		5,380,624
> 60 Months		6,913,935	6,913,935	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	712,109,083	649,935,783	21,428,573	0	40,744,728	0
Aug-21	713,008,827	672,219,896	0	0	40,788,931	0
Jul-21	713,904,625	651,572,733	21,498,974	0	35,435,443	5,397,475
Jun-21	714,858,219	652,440,982	0	21,536,812	35,473,790	5,406,635
May-21	715,729,863	653,234,259	0	21,571,640	35,509,003	5,414,962
Apr-21	716,675,715	654,095,486	0	5,595,323	51,560,861	5,424,045
Mar-21	717,539,395	654,881,539	5,603,876	0	51,621,687	5,432,293
Feb-21	718,634,204	655,879,156	0	27,301,480	30,010,672	5,442,896
Jan-21	725,773,988	656,604,085	5,623,218	21,720,943	30,036,662	11,789,080
Dec-20	726,574,779	657,315,588	0	27,386,664	30,062,518	11,810,009
Nov-20	732,869,676	663,514,057	5,640,834	21,791,835	30,090,434	11,832,516
Oct-20	736,900,335	667,454,192	21,825,615	5,649,190	30,118,082	11,853,256
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
11	610931940	21,428,573.00	21,498,973.71	29,400,000.00	12/31/20	349,741.25	0.94150	03/31/21	01/11/26	291
16	305550016	16,961,801.39	17,000,000.00	7,400,000.00	07/06/21	608,180.00	1.30120	06/30/18	01/05/26	I/O
25	305550025	8,746,609.26	9,124,003.72	15,600,000.00	06/29/21	(9,653.50)	(0.05020)	03/31/21	11/05/25	229
42	305550042	5,550,405.77	5,623,217.64	5,100,000.00	05/20/21	(46,049.70)	(0.46550)	03/31/21	12/05/25	290
43	305550043	5,380,624.18	5,594,490.34	4,660,000.00	05/01/21	9,279.00	0.03120	03/31/21	12/05/25	290
48	305550048	4,105,287.04	4,330,739.60	4,700,000.00	07/15/21	11,671.25	0.12920	03/31/21	11/05/25	229
Totals		62,173,300.64	63,171,425.01	66,860,000.00		923,168.30

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
11	610931940	RT	UT	05/14/20	1

Loan transferred for Imminent Monetary Default at Borrower's request as a result of the COVID-19 pandemic. Special Servicer is negotiating with Borrower regarding next steps. Counsel has been engaged. Special servicer will dual track

	settlement discussio ns and enforcement of lender's rights.

16	305550016	RT	NY	10/04/18	2

Borrower has retained representative to handle settlement discussions. The borrower representative has provided a signed PNL. Special servicer removed UCC sale from calendar. Special servicer will dual track litigation, once courts re-open,

	and settlement discussions. Special Servicer is moving forward with litigation and a Receiver has been put in place.

25	305550025	LO	Various	12/14/18	2

Loan is secured by a 113-room Shilo Inn in Ocean Shores, WA and an 84-room Shilo Inn in Nampa, ID. Borrower and Lender are in negotiations to bring the loan current. Forbearance was previously executed but loan is still in payment default.

Notices of Def ault were filed and lender is dual tracking negotiations with the foreclosure process. Borrower filed bankruptcy just prior to foreclosure. Lender is preparing for to file for a stay relief hearing.

42	305550042	LO	PA	06/18/20	13

The Loan transferred to Special Servicing due to Monetary Default as a result of the Covid-19 pandemic. Borrower executed a Pre-Negotiation Letter and commenced discussions with Special Servicer. Borrower will stipulate to a receiver.

	Special servicer has received lender's consent to a receiver. Next steps are being evaluated as it relates to resolution and/or disposition of the asset.

43	305550043	Various	MS	10/18/18	98

Complaint filed, Receiver in place. Working with Receiver on property level issues. Receiver sale expected for occur on 12/2021 for the multifamily properties. Leasing up retail property and expected to sell by 3/2022.

48	305550048	LO	OR	11/30/18	2

Loan is secured by a 63-room Shilo Inn in Warrenton, OR. Loan is currently in payment default. Borrower and Lender were in negotiations to bring the loan current. Borrower filed bankruptcy prior to the foreclosure sales.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
33	305550033	7,127,422.85	5.01803%	7,127,422.85 5.01803%		10	08/06/20	08/06/20	09/11/20
Totals		7,127,422.85		7,127,422.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	310932662 02/18/21	6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	0.00	1,536,580.08	22.43%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,338,022.39	5,200,000.00	6,550,186.57	1,748,744.26	6,550,186.57	4,801,442.31	1,536,580.08	0.00	0.00	1,536,580.08

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	310932662	02/18/21	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08	0.00	0.00	1,536,580.08

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
11	0.00	0.00	4,620.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,651.50	0.00	0.00	57,120.45	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	5,186.39	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	10,795.50	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	4,104.83	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	22,272.19	0.00	0.00	77,207.17	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		99,479.36

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Supplemental Notes
None

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